Note 19 - Subsequent Events (Detail) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended				6 Months Ended			15 Months Ended		130 Months Ended
	Oct. 11, 2012	Oct. 24, 2012 acre sqm	Sep. 30, 2012 acre sqm	Mar. 31, 2012	Sep. 30, 2011 acre	Mar. 31, 2011 acre	Sep. 30, 2012 acre sqm	Sep. 30, 2011 acre	Jun. 30, 2011 acre	Sep. 30, 2012 acre sqm	Jun. 30, 2011 acre	Sep. 30, 2012 acre sqm	Oct. 31, 2012 acre	Aug. 17, 2012 acre	Jun. 30, 2012 acre	Apr. 25, 2012 acre	Apr. 19, 2012 acre	Apr. 13, 2012 acre	Apr. 05, 2012 acre	May 16, 2011 acre	Mar. 17, 2011 acre	Mar. 31, 2010 acre
	$ 10,000		$ 72,857	$ 30,000	$ 25,000		$ 116,157	$ 41,733				$ 233,027
Area of Land (in Acres) (in Acres)		24.23	34.07		40	20	34.07	40	39.25	34.07	39.25	34.07	56.03	34.07	56.03	40	40	40	20	39.25	20	30
Purchase Price of Land		86,683														350,000
Escrow Deposit		1,000														1,000
Payments to Acquire Land Held-for-use		85,683				8,000			8,000	165,000	30,000
Business Acquisition, Purchase Price Allocation, Current Assets		$ 1,250,000